Geographic Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Net revenues
Revenues	¥ 25,691,911	¥ 22,064,192	¥ 18,583,653
Operating expenses	23,399,799	20,743,304	18,228,026
Operating income (loss)	2,292,112	1,320,888	355,627
Assets	41,437,473	35,483,317	30,650,965
Long-lived assets	7,641,298	6,851,239	6,235,380
Sales to external customers
Net revenues
Revenues	25,691,911	22,064,192	18,583,653
Japan
Net revenues
Revenues	14,297,470	12,821,018	11,167,319
Operating expenses	12,787,305	12,244,683	11,374,359
Operating income (loss)	1,510,165	576,335	(207,040)
Assets	13,231,184	12,296,731	12,034,423
Long-lived assets	2,945,247	2,929,346	2,981,985
Japan | Sales to external customers
Net revenues
Revenues	8,532,875	7,910,456	7,293,804
Japan | Inter-segment sales and transfers
Net revenues
Revenues	5,764,595	4,910,562	3,873,515
North America
Net revenues
Revenues	8,117,099	6,284,425	4,751,886
Operating expenses	7,791,047	6,062,500	4,565,477
Operating income (loss)	326,052	221,925	186,409
Assets	13,720,958	11,841,471	9,693,232
Long-lived assets	3,276,273	2,633,067	2,197,197
North America | Sales to external customers
Net revenues
Revenues	7,938,615	6,167,821	4,644,348
North America | Inter-segment sales and transfers
Net revenues
Revenues	178,484	116,604	107,538
Europe
Net revenues
Revenues	2,724,959	2,083,113	1,993,946
Operating expenses	2,666,731	2,056,651	1,976,150
Operating income (loss)	58,228	26,462	17,796
Assets	2,576,806	2,199,256	1,960,532
Long-lived assets	318,872	288,288	263,070
Europe | Sales to external customers
Net revenues
Revenues	2,614,070	2,003,113	1,917,408
Europe | Inter-segment sales and transfers
Net revenues
Revenues	110,889	80,000	76,538
Asia
Net revenues
Revenues	4,877,672	4,385,476	3,334,274
Operating expenses	4,481,935	4,009,421	3,077,484
Operating income (loss)	395,737	376,055	256,790
Assets	4,013,429	3,305,319	2,433,312
Long-lived assets	725,924	590,021	412,959
Asia | Sales to external customers
Net revenues
Revenues	4,475,382	4,058,629	3,116,849
Asia | Inter-segment sales and transfers
Net revenues
Revenues	402,290	326,847	217,425
Other Countries
Net revenues
Revenues	2,336,641	2,094,265	1,760,175
Operating expenses	2,294,073	1,960,521	1,651,361
Operating income (loss)	42,568	133,744	108,814
Assets	2,731,695	2,616,164	2,175,493
Long-lived assets	374,982	410,517	380,169
Other Countries | Sales to external customers
Net revenues
Revenues	2,130,969	1,924,173	1,611,244
Other Countries | Inter-segment sales and transfers
Net revenues
Revenues	205,672	170,092	148,931
Inter-segment Elimination
Net revenues
Revenues	(6,661,930)	(5,604,105)	(4,423,947)
Operating expenses	(6,621,292)	(5,590,472)	(4,416,805)
Operating income (loss)	(40,638)	(13,633)	(7,142)
Assets	5,163,401	3,224,376	2,353,973
Inter-segment Elimination | Inter-segment sales and transfers
Net revenues
Revenues	¥ (6,661,930)	¥ (5,604,105)	¥ (4,423,947)